Commitments and Contingencies - Schedule of Pledged Assets (Detail) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Debt securities [Member]
Disclosure Of Pledged Assets [line items]
Pledged amount	$ 6,731	$ 5,023
Debt securities [Member] | Derivatives [Member]
Disclosure Of Pledged Assets [line items]
Pledged amount	5,924	4,257
Debt securities [Member] | Regulatory requirements [Member]
Disclosure Of Pledged Assets [line items]
Pledged amount	452	433
Debt securities [Member] | Repurchase agreements [Member]
Disclosure Of Pledged Assets [line items]
Pledged amount	353	330
Debt securities [Member] | Other [Member]
Disclosure Of Pledged Assets [line items]
Pledged amount	2	3
Other [Member]
Disclosure Of Pledged Assets [line items]
Pledged amount	3,631	822
Other [Member] | Derivatives [Member]
Disclosure Of Pledged Assets [line items]
Pledged amount	35	17
Other [Member] | Secured borrowings [Member]
Disclosure Of Pledged Assets [line items]
Pledged amount	2,790
Other [Member] | Regulatory requirements [Member]
Disclosure Of Pledged Assets [line items]
Pledged amount	80	67
Other [Member] | Non-registered retirement plans in trust [Member]
Disclosure Of Pledged Assets [line items]
Pledged amount	424	407
Other [Member] | Other [Member]
Disclosure Of Pledged Assets [line items]
Pledged amount	$ 302	$ 331